INCOME TAXES (BENEFIT) (Tables)	12 Months Ended
Mar. 31, 2015
INCOME TAXES (BENEFIT)
Schedule of components of income (loss) from operations before income taxes and income taxes (benefit)

	Thousands of Yen
	2013	2014	2015
Income (loss) from operations before income taxes:
Domestic	¥993,179	¥(315,434)	¥502,845
Foreign	57,216	(233,769)	(44,548)

Total	¥1,050,395	¥(549,203)	¥458,297

Income taxes (benefit)-current
Domestic	¥267,982	¥20,325	¥82,915
Foreign	29,417	2,974	(44)

Total	¥297,399	¥23,299	¥82,871

Income taxes (benefit)-deferred
Domestic	¥142,028	¥(93,394)	¥132,995
Foreign	10,457	(35,556)	22,228

Total	¥152,485	¥(128,950)	¥155,223

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2014		2015
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥40,271	¥—
Depreciation and amortization	4,845	49,039	16,160	41,904
Accrued municipal governments tax	2,001	—	10,602	—
Research and development cost for internal use software	549	—	—	—
Deferred revenue	4,803	—	1,843	—
Accrued bonus	30,738	—	45,937	—
Accrued vacation	18,057	—	18,077	—
Asset retirement obligations	15,805	—	15,537	—
Operating loss carryforwards	215,825	—	48,629	—
Prepaid expenses	—	—	—	18,170
Unrealized gain on available-for-sale securities	—	47,720	—	97,769
Acquisition related cost	—	—	28,396	—
Share-based compensation expense	14,776	—	14,547	—
Research and development tax credit	16,262	—	—	—
Others	10,013	21,269	30,227	23,431

Total	378,055	118,028	270,226	181,274
Valuation allowance	(57,324)	—	(88,870)	—

Total	¥320,731	¥118,028	¥181,356	¥181,274

Schedule of analysis of movement in the valuation allowance for deferred tax assets

	Thousands of Yen
	2013	2014	2015
Balance at beginning of year	¥801	¥22,856	¥57,324
Additions	22,831	36,122	48,931
Deductions	(776)	(1,654)	(17,385)

Balance at end of year	¥22,856	¥57,324	¥88,870

Schedule of reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2013	2014	2015
Amount computed using normal Japanese statutory tax rate	¥399,255	¥(208,752)	¥163,336
Increase (decrease) in taxes resulting from:
Change in valuation allowance	22,055	34,468	31,545
Change in statutory tax rate	—	1,836	15,798
Share-based compensation expense	15,498	25,331	6,927
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	14,905	27,204	15,776
Officers’ remuneration not deductible for tax purpose	300	775	4,870
Research and development tax credit	—	—	(7,513)
Others-net	(2,129)	13,487	7,355

Income tax expense (benefit) as reported	¥449,884	¥(105,651)	¥238,094